INCOME TAXES (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 MYR (RM)
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	21.00%	21.00%
Operating loss carryforwards | RM					RM 270,893
Deferred tax assets valuation allowance	$ 122,872
Income taxes paid net	155,828	$ 79,645	$ 105,339	$ 104,691
Deferred tax assets valuation allowance	$ 393,698	287,590
Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	8.25%		8.25%
Labuan [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	24.00%		24.00%
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 1,228,669		$ 933,440
Operating loss carryforwards limitations on use	The NOL carry forwards begin to expire in 2045, if unutilized		NOL carry forwards begin to expire in 2044
Deferred tax assets valuation allowance	$ 258,021		$ 196,022
MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	24.00%
Operating loss carryforwards			$ 6,828,424
Operating loss carryforwards limitations on use			net operating loss can be carried forward for seven years
Deferred tax assets valuation allowance	$ 393,698		$ 317,443
Deferred tax assets valuation allowance increase	$ 76,255
Tax rate description			The 2024 tax rate for company with paid-up capital of MYR 2,500,000 (approximately $559,234) or less and that are not part of a group containing a company exceeding this capitalization threshold is 15% on first chargeable income of MYR 150,000 (approximately $33,554), 17% on remaining chargeable income up to MYR 600,000 (approximately $134,216) and any chargeable income beyond MYR 600,000 (approximately $134,216) will be subject to the corporate tax rate of 24%.
Deferred tax assets valuation allowance			$ 1,160,832
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	21.00%
Deferred tax assets valuation allowance